Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Professional fees, formation costs and other expenses	4,415,081	166,288	4,575,958	454,888	376,372	804,050
Loss from operations	(4,415,081)	(166,288)	(4,575,958)	(454,888)	(376,372)	(804,050)
Interest income	2,571,416	1,801,259	5,105,671	3,216,244	0	7,669,551
Net (loss) income attributable to ordinary shares	$ (1,843,665)	$ 1,634,971	$ 529,713	$ 2,761,356	$ (376,372)	$ 6,865,501
Net (loss) income per ordinary share:
Basic and diluted	$ (0.03)	$ 0.03	$ 0.01	$ 0.05	$ (0.01)	$ 0.12
Weighted average ordinary shares outstanding:
Basic and diluted	56,250,000	56,250,000	56,250,000	56,250,000	37,038,941	56,250,000